Interest Bearing Liabilities and Financing Facilities - Summary of Maturity Profile Interest Bearing Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 13,594	$ 5,679
1 year or less [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,480	212
1-2 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,747	1,181
2-3 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,262	962
3-4 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,325	907
4-5 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	1,965	883
More than 5 years [member]
Schedule of detailed information about interest bearing liability maturity [line items]
Interest bearing liability periodic payment	$ 5,815	$ 1,534